Business Combinations (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010 Delphi In Korea And China [Member]	Dec. 31, 2009 Delphi In North America And Europe [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 73	$ 34
Purchase price allocation, goodwill amount	$ 1,200		$ 1